SCHEDULE OF SHARE BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 286	$ 296	$ 1,414	$ 1,582
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	82	127	427	367
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	152	110	439	691
Deferred Stock Units (DSUs) [Member]
IfrsStatementLineItems [Line Items]
Share-based compensation expenses	$ 52	$ 59	$ 548	$ 524